Regulatory Matters - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Aug. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 21, 2016 USD ($)	Dec. 31, 2009 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 ratio or risk-weighted assets		4.50%
Tier 1 risk-based capital ratio		6.00%
Total risk-based capital ratio		8.00%
Tier 1 leverage capital ratio		4.00%
Tier one capital conservation buffer to risk weighted assets		2.50%
Leverage ratio, Actual ratio		8.50%
Tier 1 capital (to risk-weighted assets), Actual, Ratio		9.50%
Total Capital (to Risk-Weighted Assets)		11.50%
Common stock shares issued, amount	$ 20,000,000		$ 20,000,000
Common stock shares issued | shares	1,133,144
Common stock issued, per share | $ / shares	$ 17.65
FDIC assessment expense		$ 3,100,000	3,800,000	$ 4,300,000
Tier 1 capital limitation, interest		25.00%
Capital securities qualified as Tier 1 capital		$ 55,000,000
Capital securities qualified as Tier 2 capital		$ 35,000,000
Activities and investment conformance description		Section 619 of the Dodd-Frank Act. While the Dodd-Frank Act provided that banks and bank holding companies were required to conform their activities and investments by July 21, 2014, in connection with issuing the final Volcker Rule, the FRB extended the conformance period until July 21, 2015. The FRB is permitted, by rule or order, to extend the conformance period for one year at a time, for a total of not more than three years. On December 18, 2014, the FRB issued an order that further extends until July 21, 2016 the conformance period under the Volcker Rule. The FRB stated in the order that it intends to exercise its authority again in 2016 and grant the final one-year extension in order to permit banks and bank holding companies until July 21, 2017 to conform to the requirements of the Volcker Rule.
Conformance period for activities and investments		1 year
Maximum conformance period for activities and investments		3 years
Investment in securities, Amortized cost		$ 80,069,000
Investment in securities, fair value		283,125,000	$ 395,001,000
Collateralized Loan Obligations [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Investment in securities, Amortized cost		24,000,000
Investment in securities, fair value		$ 23,700,000
Number of collateralized loan obligation securities | Security		4
Trust Preferred Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Investment in securities, Amortized cost		$ 8,800,000
Investment in securities, fair value		$ 7,100,000
Subsequent Event [Member] | OCC Agreement [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Penalties payable					$ 25,000
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio, Actual ratio		12.39%
Tier 1 capital (to risk-weighted assets), Actual, Ratio		17.91%
Total Capital (to Risk-Weighted Assets)		19.11%
Maximum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Brokered deposits limit		6.00%
Capital securities qualified as Tier 1 capital						$ 15,000,000,000